ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2015
ORGANIZATION
Schedule of subsidiaries of the Company and variable interest entities where the Company is the primary beneficiary

As of December 31, 2015, subsidiaries of the Company and variable interest entities (“VIEs”) where the Company is the primary beneficiary include the following:

	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities

Subsidiaries

ChinaCache Network Technology (Beijing) Ltd. (“ChinaCache Beijing”)	August 25, 2005	The PRC	100%	Provision of Technical Consultation services

ChinaCache North America Inc. (“ChinaCache US”)	August 16, 2007	United States of America	100%	Provision of Content and Application Delivery services

Chinacache Ireland Limited (“Chinacache IE”)	November 18, 2013	Ireland	100%	Provision of Content and Application Delivery services

ChinaCache Networks Hong Kong Ltd. (“ChinaCache HK”)	April 7, 2008	Hong Kong	100%	Provision of Content and Application Delivery services

JNet Holdings Limited (“JNet Holdings”)	September 27, 2007	British Virgin Islands	100%	Investment holding

ChinaCache Xin Run Technology (Beijing) Co., Ltd. (“Xin Run”)	July 18, 2011	The PRC	99%**	Construction of the cloud infrastructure

Beijing Shou Ming Technology Co., Ltd. (“Beijing Shou Ming”)	August 15, 2014	The PRC	99%**	Computer hardware, technology development

Beijing Shuo Ge Technology Co., Ltd. (“Beijing Shuo Ge”)	August 15, 2014	The PRC	99%**	Mechanical equipment lease

Beijing Zhao Du Technology Co., Ltd. (“Beijing Zhao Du”)	August 15, 2014	The PRC	99%**	IT system integration, electronic equipment

Metasequoia Investment Inc. (“Metasequoia”)	March 28, 2012	British Virgin Islands	100%	Investment holding

VIEs

Beijing Blue I.T. Technologies Co., Ltd. (“Beijing Blue IT” )*	June 7, 1998	The PRC	—	Provision of Content and Application Delivery services

Beijing Jingtian Technology Limited (“Beijing Jingtian”) *	September 1, 2005	The PRC	—	Provision of Content and Application Delivery services

*The equity interest of Beijing Blue IT and Beijing Jingtian are held by the Founders and two employees of the Company, respectively (collectively the “Nominee Shareholders”).

**On November 16, 2015, Xin Run received a capital injection of RMB1,292,000 (US$202,000) from Tianjin Shuishan Technology Co., Ltd, a PRC Company wholly owned by the Founders. As a result, the percentage of the Company’s equity ownership in Xin Run and Xin Run’s wholly-owned subsidiaries, Beijing Shou Ming, Beijing Shuo Ge and Beijing Zhao Du, decreased from 100% as of December 31, 2014 to 99% as of December 31, 2015.).

Schedule of financial information of the consolidated VIEs before eliminating the intercompany balances and transactions between the consolidated VIEs and other entities within the Group

	As of December 31,
	2014	2015
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	141,440	426,754	65,879
Accounts receivable (net of allowance for doubtful accounts of RMB58,871 and RMB54,171 (US$8,363) as of December 31, 2014 and 2015, respectively)	302,218	185,310	28,607
Prepaid expenses and other current assets	14,644	16,316	2,520
Deferred tax assets	19,537	15,833	2,444
Amounts due from inter-companies(1)	32,214	69,709	10,761

Total current assets	510,053	713,922	110,211

Non-current assets:
Property and equipment, net	306,940	428,943	66,217
Intangible assets, net	7,746	10,635	1,642
Long term investments	15,103	16,103	2,486
Deferred tax assets	470	9,744	1,504
Long term deposits and other non-current assets	25,150	59,256	9,148

Total non-current assets	355,409	524,681	80,997

TOTAL ASSETS	865,462	1,238,603	191,208

	As of December 31,
	2014	2015
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Accounts payable	245,336	202,223	31,218
Accrued employee benefits	30,114	33,151	5,118
Accrued expenses and other payables	73,900	61,195	9,447
Income tax payable	10,435	6,884	1,063
Liabilities for uncertain tax positions	6,407	6,006	927
Amounts due to inter-companies(1)	347,873	375,054	57,899
Amount due to a subsidiary held for sale (2)	—	297,935	45,993
Current portion of capital lease obligations	13,118	69,918	10,793
Deferred government grant	37,360	16,360	2,526

Total current liabilities	764,543	1,068,726	164,984

Non-current liabilities:
Non-current portion of capital lease obligations	19,657	104,213	16,088
Deferred government grant	—	8,439	1,303

Total non-current liabilities	19,657	112,652	17,391

Total liabilities	784,200	1,181,378	182,375

(1)	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Group.
(2)	Information with respect to a subsidiary held for sale is discussed in Note 10.

	For the Years Ended December 31,
	2013	2014	2015
	RMB’000	RMB’000	RMB’000	US$’000
Net revenues
-Third party customers	910,757	1,189,247	1,048,454	161,853
-Inter-companies	146,640	120,783	234,333	36,175
Net (loss) profit	(12,761)	15,146	(2,503)	(386)

	For the Years Ended December 31,
	2013	2014	2015
	RMB’000	RMB’000	RMB’000	US$’000
Net cash provided by operating activities	97,554	252,790	398,301	61,487
Net cash used in investing activities	(89,657)	(184,318)	(81,448)	(12,573)
Net cash used in financing activities	—	(4,432)	(31,539)	(4,869)